Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value

6. Fair Value

Basis or Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The accounting guidance concerning fair value allows the Company to elect to measure financial instruments at fair value and report the changes in fair value through net income or loss. This election can only be made at certain specified dates and is irrevocable once made. Other than forward loans held for sale, all of which the Company has elected to measure at fair value, the Company does not have a fair value election policy, but rather makes the election on an instrument-by-instrument basis as assets and liabilities are acquired or incurred, other than for those assets and liabilities that are required to be recorded and subsequently measured at fair value. In addition, through the S1L acquisition, the Company recognized a contingent earn-out payments liability that it measured at fair value on a recurring basis in accordance with the accounting guidance for business combinations.

Transfers into and out of the fair value hierarchy levels are assumed to be as of the end of the quarter in which the transfer occurred. There were no transfers into or out of Level 3, and there were no transfers between Level 1 and Level 2, during the three and six months ended June 30, 2014 and 2013.

Items Measured at Fair Value on a Recurring Basis

The following table summarizes the assets and liabilities in each level of the fair value hierarchy (in thousands):

	June 30, 2014	December 31, 2013
Level 1
Liabilities
Contingent earn-out payments	$—	$5,900

Level 1 Liabilities	—	5,900

Level 2
Assets
Forward loans held for sale	1,173,588	1,015,607
Freestanding derivative instruments	2,736	19,534

Level 2 Assets	1,176,324	1,035,141

Liabilities
Freestanding derivative instruments	28,387	2,127

Level 2 Liabilities	28,387	2,127

Level 3
Assets
Reverse loans	9,482,030	8,738,503
Forward loans related to Non-Residual Trusts	557,786	587,265
Charged-off loans	54,997	—
Receivables related to Non-Residual Trusts	36,181	43,545
Servicing rights carried at fair value	1,496,073	1,131,124
Freestanding derivative instruments	75,526	42,831

Level 3 Assets	11,702,593	10,543,268

Liabilities
Freestanding derivative instruments	87	3,755
Other accrued liabilities	14,438	14,789
Mortgage-backed debt related to Non-Residual Trusts	651,784	684,778
HMBS related obligations	9,472,666	8,652,746

Level 3 Liabilities	10,138,975	9,356,068

The following assets and liabilities are measured on the consolidated financial statements at fair value on a recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation. The following tables provide a reconciliation of the beginning and ending balances of these assets and liabilities (in thousands):

	For the Three Months Ended June 30, 2014
	Fair Value April 1, 2014	Total Gains (Losses) Included in Net Income	Purchases	Issuances	Settlements	Fair Value June 30, 2014
Assets
Reverse loans	$9,149,579	$89,571	$244,444	$148,569	$(150,133)	$9,482,030
Forward loans related to Non-Residual Trusts	569,097	16,871	—	—	(28,182)	557,786
Charged-off loans	—	1,461	57,052	—	(3,516)	54,997
Receivables related to Non-Residual Trusts	39,328	(681)	—	—	(2,466)	36,181
Servicing rights carried at fair value	1,513,830	(83,552)	20,241	45,554	—	1,496,073
Freestanding derivative instruments (IRLCs)	38,190	37,336	—	—	—	75,526

Total assets	$11,310,024	$61,006	$321,737	$194,123	$(184,297)	$11,702,593

Liabilities
Freestanding derivative instruments (IRLCs)	$(720)	$633	$—	$—	$—	$(87)
Other accrued liabilities	(14,165)	(1,073)	—	—	800	(14,438)
Mortgage-backed debt related to Non-Residual Trusts	(667,536)	(13,579)	—	—	29,331	(651,784)
HMBS related obligations	(9,166,998)	(62,635)	—	(394,385)	151,352	(9,472,666)

Total liabilities	$(9,849,419)	$(76,654)	$—	$(394,385)	$181,483	$(10,138,975)

	For the Six Months Ended June 30, 2014
	Fair Value January 1, 2014	Acquisition of EverBank Net Assets	Total Gains (Losses) Included in Net Income	Purchases	Issuances	Settlements	Fair Value June 30, 2014
Assets
Reverse loans	$8,738,503	$—	$294,980	$438,120	$278,032	$(267,605)	$9,482,030
Forward loans related to Non-Residual Trusts	587,265	—	27,654	—	—	(57,133)	557,786
Charged-off loans	—	—	1,461	57,052	—	(3,516)	54,997
Receivables related to Non-Residual Trusts	43,545	—	(1,668)	—	—	(5,696)	36,181
Servicing rights carried at fair value	1,131,124	58,680	(131,186)	339,288	98,167	—	1,496,073
Freestanding derivative instruments (IRLCs)	42,831	—	32,695	—	—	—	75,526

Total assets	$10,543,268	$58,680	$223,936	$834,460	$376,199	$(333,950)	$11,702,593

Liabilities
Freestanding derivative instruments (IRLCs)	$(3,755)	$—	$3,668	$—	$—	$—	$(87)
Other accrued liabilities	(14,789)	—	(1,493)	—	—	1,844	(14,438)
Mortgage-backed debt related to Non-Residual Trusts	(684,778)	—	(25,414)	—	—	58,408	(651,784)
HMBS related obligations	(8,652,746)	—	(250,808)	—	(839,431)	270,319	(9,472,666)

Total liabilities	$(9,356,068)	$—	$(274,047)	$—	$(839,431)	$330,571	$(10,138,975)

	For the Three Months Ended June 30, 2013
	Fair Value April 1, 2013	Total Gains (Losses) Included in Net Income	Purchases	Sales	Issuances	Settlements	Fair Value June 30, 2013
Assets
Reverse loans	$7,106,943	$101,304	$464,494	$(272)	$337,972	$(103,806)	$7,906,635
Forward loans related to Non-Residual Trusts	627,430	16,938	—	—	—	(30,741)	613,627
Receivables related to Non-Residual Trusts	53,671	1,219	—	—	—	(4,000)	50,890
Servicing rights carried at fair value	766,943	65,077	19,885	—	36,305	—	888,210
Freestanding derivative instruments (IRLCs)	59,573	2,107	—	—	—	—	61,680

Total assets	$8,614,560	$186,645	$484,379	$(272)	$374,277	$(138,547)	$9,521,042

Liabilities
Freestanding derivative instruments (IRLCs)	$—	$(19,327)	$—	$—	$—	$—	$(19,327)
Other accrued liabilities	(17,434)	356	—	—	—	861	(16,217)
Contingent earn-out payments	(9,794)	(1,106)	—	—	—	—	(10,900)
Mortgage-backed debt related to Non-Residual Trusts	(738,434)	(15,845)	—	—	—	33,199	(721,080)
HMBS related obligations	(6,887,583)	(74,353)	—	—	(943,359)	99,449	(7,805,846)

Total liabilities	$(7,653,245)	$(110,275)	$—	$—	$(943,359)	$133,509	$(8,573,370)

	For the Six Months Ended June 30, 2013
	Fair Value January 1, 2013	Acquisition of ResCap Net Assets	Total Gains (Losses) Included in Net Income	Purchases	Sales	Issuances	Settlements	Fair Value June 30, 2013
Assets
Reverse loans(1)	$6,047,108	$—	$184,581	$1,258,891	$(76,441)	$646,163	$(153,667)	$7,906,635
Forward loans related to Non-Residual Trusts	646,498	—	29,957	—	—	—	(62,828)	613,627
Receivables related to Non-Residual Trusts	53,975	—	5,056	—	—	—	(8,141)	50,890
Servicing rights carried at fair value	26,382	242,604	44,002	537,627	—	37,595	—	888,210
Freestanding derivative instruments (IRLCs)	949	—	60,731	—	—	—	—	61,680

Total assets	$6,774,912	$242,604	$324,327	$1,796,518	$(76,441)	$683,758	$(224,636)	$9,521,042

Liabilities
Freestanding derivative instruments (IRLCs)	$—	$—	$(19,327)	$—	$—	$—	$—	$(19,327)
Other accrued liabilities	(18,146)	—	(26)	—	—	—	1,955	(16,217)
Contingent earn-out payments	(6,100)	—	(4,800)	—	—	—	—	(10,900)
Mortgage-backed debt related to Non-Residual Trusts	(757,286)	—	(29,850)	—	—	—	66,056	(721,080)
HMBS related obligations	(5,874,552)	—	(116,370)	—	—	(1,972,103)	157,179	(7,805,846)

Total liabilities	$(6,656,084)	$—	$(170,373)	$—	$—	$(1,972,103)	$225,190	$(8,573,370)

(1)	Includes $28.5 million in reverse loans held for sale at January 1, 2013. There were no reverse loans held for sale at June 30, 2013.

All gains and losses on assets and liabilities measured at fair value on a recurring basis and classified as Level 3 within the fair value hierarchy, with the exception of gains and losses on IRLCs, charged-off loans and servicing rights carried at fair value, are recognized in either other net fair value gains (losses) or net fair value gains on reverse loans and related HMBS obligations on the consolidated statements of comprehensive income (loss). Gains and losses relating to IRLCs are recorded in net gains on sales of loans, changes in fair value of charged-off loans are recorded in other revenue, and changes in fair value of servicing rights carried at fair value are recorded in net servicing revenue and fees on the consolidated statements of comprehensive income (loss). Total gains and losses included in net income or loss include interest income and interest expense at the stated rate for interest-bearing assets and liabilities, respectively, accretion and amortization, and the impact of changes in valuation inputs and assumptions.

The Company’s valuation committee determines and approves valuation policies and unobservable inputs used to estimate the fair value of items measured at fair value on a recurring basis, except for IRLCs and the contingent earn-out payments. The valuation committee consists of certain members of the management team responsible for accounting, treasury, servicing operations, and credit risk. The valuation committee meets on a quarterly basis to review the assets and liabilities that require fair value measurement, including how each asset and liability has actually performed in comparison to the unobservable inputs and the projected performance provided by the Company’s credit risk group. The valuation committee also reviews discount rate assumptions and related available market data. Similar procedures are followed by the Company’s originations-focused risk committee responsible for IRLCs and a sub-set of management responsible for the contingent earn-out payments. These fair values are approved by senior management.

The following is a description of the methods and assumptions used to estimate the fair values of the Company’s assets and liabilities measured at fair value on a recurring basis, as well as the basis for classifying these assets and liabilities as Level 2 or 3 within the fair value hierarchy.

Residential loans at fair value

•	Reverse loans — These loans are not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the loans. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the loans, including, but not limited to, assumptions for repayment, mortality, and discount rates. Collateral performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for these assets is primarily based on an assessment of current market yields on newly originated HECMs, expected duration of the asset, and current market interest rates. Weighted-average remaining life in years, conditional repayment rate, and discount rate are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

•

Forward loans related to Non-Residual Trusts — These loans are not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the loans. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the loans including, but not limited to, assumptions for prepayment, default, loss severity, and discount rates. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. Collateral performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for these assets is primarily based on the collateral and credit risk characteristics of these loans, combined with an assessment of market interest rates. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

•	Forward loans held for sale — These loans are valued using a market approach by utilizing observable forward to-be-announced prices of mortgage-backed securities. The Company classifies these loans as Level 2 within the fair value hierarchy.

•	Charged-off loans — These loans are not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the loans. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the loans including, but not limited to, collection rate as a percentage of unpaid principal balance owed and discount rate. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, particularly collections trends and collateral performance, as well as an assessment of current and future economic conditions. The discount rate assumption for these assets is primarily based on the expected collection rates and other credit risk characteristics of the loans. Collection rate and discount rate are considered to be the most significant unobservable inputs. Significant increases (decreases) in collection rates in isolation could result in a higher (lower) fair value, while an increase (decrease) in the discount rate in isolation could result in a lower (higher) fair value.

Receivables related to Non-Residual Trusts — The Company estimates the fair value of these receivables using Level 3 unobservable market inputs at the net present value of expected cash flows from the LOCs to be used to pay debt holders over the remaining life of the securitization trusts. The estimate of the cash to be collected from the LOCs is based on expected shortfalls of cash flows from the loans in the securitization trusts, compared to the required debt payments of the securitization trusts. The cash flows from the loans, and thus the cash to be provided by the LOCs, is determined by analyzing the credit assumptions for the underlying collateral in each of the securitizations. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. The discount rate assumption for these assets is based on the risk-free market rate given the credit risk characteristics of the collateral supporting the LOCs. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Receivables related to Non-Residual Trusts are recorded in receivables, net on the consolidated balance sheets.

Servicing rights carried at fair value — The Company accounts for servicing rights associated with the risk-managed loan class at fair value. The Company uses the assistance of a third-party valuation specialist to develop the discounted cash flow model used to estimate the fair value of its servicing rights. The model utilizes several sensitive assumptions which are reviewed and approved by the Company, the most sensitive of which are assumptions for mortgage prepayment speeds, default rates and discount rates. The Company believes these sensitive assumptions reflect those that a market participant would use in determining fair value. These assumptions are generated and applied based on collateral stratifications including product type, remittance type, geography, delinquency, and coupon dispersion. These assumptions require the use of judgment and can have a significant impact on the determination of the servicing rights’ fair value. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The Company classifies these servicing rights within Level 3 of the fair value hierarchy accordingly.

Freestanding derivative instruments — Fair values of IRLCs are derived by using both valuation models incorporating current market information or through observation of market pricing for instruments with similar characteristics and by estimating the fair value of the servicing rights expected to be recorded at sale of the loan and are adjusted for anticipated loan funding probability. Both the fair value of servicing rights expected to be recorded at the date of sale of the loan and anticipated loan funding probability are significant unobservable inputs. IRLCs are classified as Level 3. The loan funding probability ratio represents the aggregate likelihood that loans currently in a lock position will ultimately close, which is largely dependent on the loan processing stage that a loan is currently in and changes in interest rates from the time of the rate lock through the time a loan is closed. IRLCs have positive fair value at inception and change in value as interest rates and loan funding probability change. Significant changes in loan funding probability and the servicing rights component of IRLCs, in isolation, could result in a significant change to the fair value measurement. Rising interest rates have a positive effect on the fair value of the servicing rights component of the IRLC fair value and increase the loan funding probability. An increase in loan funding probability (i.e., higher aggregate likelihood of loans estimated to close) will result in the fair value of the IRLC increasing if in a gain position, or decreasing, to a lower loss, if in a loss position. A significant increase (decrease) to the fair value of servicing rights in isolation could result in a significantly higher (lower) fair value measurement.

The fair value of forward sales commitments and MBS purchase commitments is determined based on observed market pricing for similar instruments; therefore, these contracts are classified as Level 2. Counterparty credit risk is taken into account when determining fair value, although the impact is diminished by daily margin posting on all forward sales and purchase derivatives.

Freestanding derivative instruments are included in either other assets or payables and accrued liabilities on the consolidated balance sheets. Refer to Note 7 for additional information on freestanding derivative financial instruments.

Contingent earn-out payments — At December 31, 2012 and March 31, 2013, the estimated fair value of this contingent liability, which is related to the Company’s acquisition of S1L, was based on the average earn-out payment under multiple outcomes as determined by a Monte-Carlo simulation, discounted to present value using credit-adjusted discount rates. The average payment outcomes calculated by the Monte-Carlo simulation were derived utilizing Level 3 unobservable inputs, the most significant of which included the assumptions for forecasted financial performance of S1L and financial performance volatility. At June 30, 2013, the Company revised its estimate of the fair value of the contingent earn-out payments to $10.9 million, the maximum earn-out, based on S1L’s performance during the six months ended June 30, 2013. Other than the payment of $5.0 million made to the prior owners of S1L during the year ended December 31, 2013, no subsequent adjustments to this liability were made and the final amount to be paid was fixed and determinable at December 31, 2013. Therefore the liability was transferred out of Level 3 and was classified as Level 1 at December 31, 2013. The remaining liability recorded at December 31, 2013 was paid in February 2014. Contingent earn-out payments are included in payables and accrued liabilities on the consolidated balance sheets.

Mortgage-backed debt related to Non-Residual Trusts — This debt is not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value of the debt is based on the net present value of the projected principal and interest payments owed for the remaining life of the securitization trusts. The Company’s valuation considers assumptions and estimates for principal and interest payments on the debt. An analysis of the credit assumptions for the underlying collateral in each of the securitization trusts is performed to determine the required payments to debt holders. The assumptions that the Company believes a market participant would consider in valuing the debt include, but are not limited to, prepayment, default, loss severity, and discount rates, as well as the balance of LOCs provided as credit enhancement. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. Credit performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for this debt is primarily based on credit characteristics combined with an assessment of market interest rates. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

HMBS related obligations — These obligations are not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the liability. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the liability including, but not limited to, assumptions for repayments, discount rate, and borrower mortality rates for reverse loans. The discount rate assumption for these liabilities is based on an assessment of current market yields for newly-issued HMBS, expected duration, and current market interest rates. The yield on seasoned HMBS is adjusted based on the duration of each HMBS and assuming a constant spread to the swap curve. Weighted-average remaining life in years, conditional repayment rate, and discount rate are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The Company utilizes a discounted cash flow method in the fair value measurement of all Level 3 assets and liabilities included on the consolidated financial statements at fair value on a recurring basis, with the exception of IRLCs for which the Company utilizes a market approach. The following table presents the significant unobservable inputs used in the fair value measurement of these assets and liabilities.

		June 30, 2014		December 31, 2013
	Significant Unobservable Input(1)(2)	Range of Input(3)	Weighted Average of Input(3)	Range of Input(3)	Weighted Average of Input(3)
Assets
Reverse loans	Weighted-average remaining life in years	2.1 - 12.9	4.8	2.0 - 12.9	4.4
	Conditional repayment rate	12.95% - 36.18%	20.69%	10.67% - 36.61%	20.70%
	Discount rate	1.89% - 4.13%	2.75%	1.79% - 5.30%	2.98%

Forward loans related to Non-Residual Trusts	Conditional prepayment rate	2.28% - 3.90%	2.91%	2.20% - 3.78%	2.99%
	Conditional default rate	1.54% - 4.75%	2.83%	1.81% - 3.60%	2.90%
	Loss severity	74.84% - 94.01%	87.76%	75.90% - 96.67%	88.09%

Receivables related to Non-Residual Trusts	Conditional prepayment rate	1.85% - 3.16%	2.54%	1.93% - 3.11%	2.66%
	Conditional default rate	1.73% - 5.03%	3.06%	1.98% - 3.85%	3.16%
	Loss severity	72.04% - 91.28%	84.85%	72.94% - 94.16%	85.25%

Charged-off loans	Collection rate	0.30% - 10.26%	2.29%	—	—
	Discount rate	20.57% - 41.18%	22.18%	—	—

Servicing rights carried at fair value	Weighted-average remaining life in years	5.3 - 10.4	6.5	6.0 - 10.8	6.8
	Discount rate	8.44% - 18.11%	9.59%	8.87% - 18.11%	9.76%
	Conditional prepayment rate	4.14% - 11.06%	8.05%	3.85% - 8.08%	7.06%
	Conditional default rate	0.24% - 3.85%	2.44%	0.50% - 3.74%	2.90%

Interest rate lock commitments	Loan funding probability	1.70% - 100%	76.69%	11.99% - 100%	78.23%
	Fair value of servicing rights(4)	0.87 - 9.49	3.97	1.64 - 5.60	4.21

Liabilities
Mortgage-backed debt related to Non-Residual Trusts	Conditional prepayment rate	1.85% - 3.16%	2.54%	1.93% - 3.11%	2.66%
	Conditional default rate	1.73% - 5.03%	3.06%	1.98% - 3.85%	3.16%
	Loss severity	72.04% - 91.28%	84.85%	72.94% - 94.16%	85.25%

HMBS related obligations	Weighted-average remaining life in years	1.6 - 7.7	4.1	1.9 - 7.8	4.1
	Conditional repayment rate	10.86% - 41.44%	20.20%	10.22% - 38.67%	20.31%
	Discount rate	1.31% - 3.24%	1.92%	1.38% - 4.01%	2.36%

Interest rate lock commitments	Loan funding probability	29.44% - 100%	80.36%	46.50% - 100%	82.67%
	Fair value of servicing rights(4)	1.96 - 5.21	4.19	1.89 - 5.30	4.52

(1)	Conditional repayment rate includes assumptions for both voluntary and involuntary rates as well as assumptions for the assignment of HECMs to HUD, in accordance with obligations as servicer.
(2)	Voluntary and involuntary prepayment rates have been presented as conditional prepayment rate and conditional default rate, respectively.
(3)	With the exception of loss severity, fair value of servicing rights embedded in IRLCs and discount rate on charged-off loans, all significant unobservable inputs above are based on the related unpaid principal balance of the underlying collateral, or in the case of HMBS related obligations, the balance outstanding. Loss severity is based on projected liquidations. Fair value of servicing rights embedded in IRLCs represents a multiple of the annual servicing fee. The discount rate on charged-off loans is based on the loan balance at fair value.
(4)	Excludes the impact of IRLCs identified as servicing released.

Items Measured at Fair Value on a Non-Recurring Basis

Real estate owned, net is included on the consolidated financial statements within other assets and is measured at fair value on a non-recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation (in thousands):

	June 30, 2014	December 31, 2013
Real estate owned, net	$79,079	$73,573

The following table presents the significant unobservable input used in the fair value measurement of real estate owned, net at June 30, 2014 measured on the consolidated financial statements at fair value on a non-recurring basis:

		June 30, 2014		December 31, 2013
	Significant Unobservable Input	Range of Input	Weighted Average of Input	Range of Input	Weighted Average of Input
Real estate owned, net	Loss severity(1)	0.00% - 59.58%	8.42%	0.00% - 88.68%	9.48%

(1)	Loss severity is based on projected liquidations.

The Company held real estate owned, net of $43.8 million, $34.2 million and $1.1 million in the Reverse Mortgage and Loans and Residuals segments and Other non-reportable segment, respectively, at June 30, 2014. The Company held real estate owned, net of $27.0 million, $45.3 million and $1.3 million in the Reverse Mortgage and Loans and Residuals segments and Other non-reportable segment, respectively, at December 31, 2013. In determining fair value, the Company either obtains appraisals or performs a review of historical severity rates of real estate owned previously sold by the Company. When utilizing historical severity rates, the properties are stratified by collateral type and/or geographical concentration and length of time held by the Company. The severity rates are reviewed for reasonableness by comparison to third-party market trends and fair value is determined by applying severity rates to the stratified population. Management approves valuations that have been determined using the historical severity rate method.

Included in other expenses, net are lower of cost or fair value adjustments of $0.2 million and $0.3 million for the three months ended June 30, 2014 and 2013, respectively, and $0.6 million and $0.3 million for the six months ended June 30, 2014 and 2013, respectively.

Fair Value of Other Financial Instruments

The following table presents the carrying amounts and estimated fair values of financial assets and liabilities that are not recorded at fair value on a recurring or non-recurring basis and their respective levels within the fair value hierarchy (in thousands):

		June 30, 2014		December 31, 2013
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and cash equivalents	Level 1	$303,341	$303,341	$491,885	$491,885
Restricted cash and cash equivalents	Level 1	811,670	811,670	804,803	804,803
Residential loans at amortized cost, net	Level 3	1,361,153	1,309,382	1,394,871	1,341,376
Insurance premium receivables	Level 3	100,527	95,904	103,149	97,902
Servicer and protective advances, net	Level 3	1,595,950	1,543,203	1,381,434	1,332,315
Financial liabilities
Payables to insurance carriers	Level 3	79,551	78,544	69,489	68,470
Servicer payables	Level 1	735,391	735,391	735,225	735,225
Servicing advance liabilities(1)	Level 3	1,035,485	1,040,441	970,884	971,286
Warehouse borrowings(1)	Level 1	1,147,935	1,151,216	1,084,112	1,085,563
Debt(1)	Level 2	2,229,854	2,324,221	2,229,969	2,322,709
Mortgage-backed debt carried at amortized cost(1)	Level 3	1,139,250	1,138,758	1,189,536	1,192,510

(1)	The carrying amounts of servicing advance liabilities, warehouse borrowings, debt and mortgage-backed debt carried at amortized cost are net of deferred issuance costs.

The following is a description of the methods and significant assumptions used in estimating the fair value of the Company’s financial instruments that are not measured at fair value on a recurring or non-recurring basis.

Cash and cash equivalents, restricted cash and cash equivalents, servicer payables and warehouse borrowings — The estimated fair values of these financial instruments approximates their carrying amounts due to their highly-liquid or short-term nature.

Residential loans carried at amortized cost, net — The methods and assumptions used to estimate the fair value of residential loans carried at amortized cost are the same as those described for forward loans related to Non-Residual Trusts carried at fair value on a recurring basis.

Insurance premium receivables — The estimated fair value of these receivables is based on the net present value of the expected cash flows. The determination of fair value includes assumptions related to the underlying collateral serviced by the Company, such as delinquency and default rates, as the insurance premiums are collected as part of the borrowers’ loan payments or from the related trusts.

Servicer and protective advances, net — The estimated fair value of these advances is based on the net present value of expected cash flows. The determination of expected cash flows includes consideration of recoverability clauses in the Company’s servicing agreements, as well as assumptions related to the underlying collateral when proceeds may be used to recover these receivables.

Payables to insurance carriers — The estimated fair value of these liabilities is based on the net present value of the expected carrier payments over the life of the payables.

Servicing advance liabilities — The estimated fair value of these liabilities is based on the net present value of projected cash flows over the expected life of the liabilities at estimated market rates.

Debt — The Company’s 2013 Term Loan, Convertible Notes, and Senior Notes are not traded in an active, open market with readily observable prices. The estimated fair value of this debt is based on an average of broker quotes.

Mortgage-backed debt carried at amortized cost — The methods and assumptions used to estimate the fair value of mortgage-backed debt carried at amortized cost are the same as those described for mortgage-backed debt related to Non-Residual Trusts carried at fair value on a recurring basis.

Fair Value Option

The Company has elected the fair value option for certain financial instruments, including forward loans, receivables and mortgage-backed debt related to the Non-Residual Trusts, forward loans held for sale, charged-off loans, and reverse loans and HMBS related obligations. The fair value option was elected for these assets and liabilities as the Company believes fair value best reflects the expected future economic performance of these assets and liabilities. The yield on forward loans of the Non-Residual Trusts and reverse loans along with any change in fair value are recorded in either other net fair value gains (losses) or net fair value gains on reverse loans and related HMBS obligations on the consolidated statements of comprehensive income (loss). The yield on forward loans held for sale along with any change in fair value is recorded in net gains on sales of loans on the consolidated statements of comprehensive income (loss). The yield on charged-off loans along with any change in fair value is recorded in other revenues on the consolidated statements of comprehensive income (loss). With the exception of charged-off loans, the yield on loans includes recognition of interest income based on the stated interest rates of the loans that is expected to be collected as well as accretion of fair value adjustments. There is no contractual interest income recognized in relation to charged-off loans.

Presented in the table below is the estimated fair value and unpaid principal balance of loans, receivables and debt instruments for which the Company has elected the fair value option (in thousands):

	June 30, 2014		December 31, 2013
	Estimated Fair Value	Unpaid Principal Balance	Estimated Fair Value	Unpaid Principal Balance
Loans and receivables at fair value under the fair value option
Reverse loans(1)	$9,482,030	$8,741,715	$8,738,503	$8,135,927
Forward loans held for sale(1)	1,173,588	1,106,136	1,015,607	976,774
Forward loans related to Non-Residual Trusts	557,786	687,940	587,265	727,110
Charged-off loans	54,997	3,272,912	—	—
Receivables related to Non-Residual Trusts(2)	36,181	36,524	43,545	43,988

Total	$11,304,582	$13,845,227	$10,384,920	$9,883,799

Debt instruments at fair value under the fair value option
Mortgage-backed debt related to Non-Residual Trusts	$651,784	$695,366	$684,778	$735,379
HMBS related obligations(2)	9,472,666	8,646,651	8,652,746	7,959,711

Total	$10,124,450	$9,342,017	$9,337,524	$8,695,090

(1)	Includes loans that collateralize master repurchase agreements. Refer to Note 16 for further information.
(2)	For the receivables related to Non-Residual Trusts, the unpaid principal balance represents the notional amount of expected draws under the LOCs. For the HMBS related obligations, the unpaid principal balance represents the balance outstanding.

Included in forward loans related to Non-Residual Trusts are loans that are 90 days or more past due that have a fair value of $1.5 million and $1.7 million, and an unpaid principal balance of $8.2 million and $9.4 million, at June 30, 2014 and December 31, 2013, respectively. All charged-off loans are 90 days or more past due.

Included in other net fair value gains (losses) are fair value gains and losses from instrument-specific credit risk that include changes in fair value due to changes in assumptions related to prepayments, defaults, and severity. The Company recorded fair value gains (losses) from changes in instrument-specific credit risk for forward loans related to Non-Residual Trusts and receivables related to Non-Residual Trusts of $0.5 million and $(0.6) million for the three months ended June 30, 2014, respectively, and $1.1 million and $(1.7) million for the six months ended June 30, 2014, respectively. The Company recorded fair value gains (losses) from changes in instrument-specific credit risk for forward loans related to Non-Residual Trusts and receivables related to Non-Residual Trusts of $0.9 million and $0.8 million for the three months ended June 30, 2013, respectively, and $(3.8) million and $3.8 million for the six months ended June 30, 2013, respectively. There were no gains or losses from instrument-specific credit risk relating to charged-off loans during the three and six months ended June 30, 2014 and 2013. As a result of being insured by the FHA, instrument-specific credit risk associated with reverse loans is insignificant. Due to the short holding period of forward loans held for sale, related fair value gains and losses from instrument-specific credit risk are insignificant.

Net Gains on Sales of Loans

Provided in the table below is a summary of the components of net gains on sales of loans (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Realized gains on sales of loans	$102,517	$67,218	$189,350	$75,526
Change in unrealized gains (losses) on loans held for sale	23,353	(15,897)	19,177	(2,271)
Gains (losses) on interest rate lock commitments	37,969	(17,217)	36,363	41,404
Gains (losses) on forward sales commitments	(63,956)	183,625	(99,812)	179,688
Losses on MBS purchase commitments	(7,709)	(24,662)	(7,642)	(24,662)
Capitalized servicing rights	45,554	36,305	98,167	37,595
Provision for repurchases	(1,838)	(2,010)	(4,024)	(2,181)
Interest income	8,721	8,473	17,066	9,261
Other	—	114	—	34

Net gains on sales of loans	$144,611	$235,949	$248,645	$314,394

Net Fair Value Gains on Reverse Loans and Related HMBS Obligations

Provided in the table below is a summary of the components of net fair value gains on reverse loans and related HMBS obligations (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Net fair value gains (losses) on reverse loans and related HMBS obligations
Interest income on reverse loans	$98,258	$86,514	$195,139	$163,781
Change in fair value of reverse loans	(8,687)	14,570	99,841	16,108

Net fair value gains on reverse loans	89,571	101,084	294,980	179,889

Interest expense on HMBS related obligations	(91,470)	(79,545)	(182,030)	(149,220)
Change in fair value of HMBS related obligations	28,835	5,192	(68,778)	32,850

Net fair value losses on HMBS related obligations	(62,635)	(74,353)	(250,808)	(116,370)

Net fair value gains on reverse loans and related HMBS obligations	$26,936	$26,731	$44,172	$63,519

6.	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

Basis or Measurement

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The accounting guidance concerning fair value allows the Company to elect to measure financial instruments at fair value and report the changes in fair value through net income or loss. This election can only be made at certain specified dates and is irrevocable once made. Other than forward loans held for sale, all of which the Company has elected to measure at fair value, the Company does not have a fair value election policy, but rather makes the election on an instrument-by-instrument basis as assets and liabilities are acquired or incurred, other than for those assets and liabilities which are required to be recorded and subsequently measured at fair value. In addition, with the acquisitions of Green Tree and S1L, the Company recognized contingent liabilities for a mandatory repurchase obligation, a professional fees liability related to certain securitizations, and contingent earn-out payments that it measures at fair value on a recurring basis in accordance with the accounting guidance for business combinations.

Transfers into and out of the fair value hierarchy levels are assumed to be as of the end of the quarter in which the transfer occurred. Other than the transfer of the contingent earn-out payment liability from Level 3 to Level 1, no transfers between levels occurred during the years ended December 31, 2013 and 2012.

Items Measured at Fair Value on a Recurring Basis

The following tables summarize the assets and liabilities in each level of the fair value hierarchy (in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Reverse loans(1)	$—	$—	$8,738,503	$8,738,503
Forward loans related to Non-Residual Trusts	—	—	587,265	587,265
Forward loans held for sale	—	1,015,607	—	1,015,607
Receivables related to Non-Residual Trusts	—	—	43,545	43,545
Servicing rights carried at fair value	—	—	1,131,124	1,131,124
Derivative instruments	—	19,534	42,831	62,365

Total assets	$—	$1,035,141	$10,543,268	$11,578,409

Liabilities
Derivative instruments	$—	$2,127	$3,755	$5,882
Mandatory repurchase obligation	—	—	8,182	8,182
Professional fees liability related to certain securitizations	—	—	6,607	6,607
Contingent earn-out payments	5,900	—	—	5,900
Mortgage-backed debt related to Non-Residual Trusts	—	—	684,778	684,778
HMBS related obligations	—	—	8,652,746	8,652,746

Total liabilities	$5,900	$2,127	$9,356,068	$9,364,095

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Reverse loans(1)	$—	$—	$6,047,108	$6,047,108
Forward loans related to Non-Residual Trusts	—	—	646,498	646,498
Forward loans held for sale	—	16,605	—	16,605
Receivables related to Non-Residual Trusts	—	—	53,975	53,975
Derivative instruments	—	—	949	949

Total assets	$—	$16,605	$6,748,530	$6,765,135

Liabilities
Derivative instruments	$—	$1,102	$—	$1,102
Mandatory repurchase obligation	—	—	9,999	9,999
Professional fees liability related to certain securitizations	—	—	8,147	8,147
Contingent earn-out payments	—	—	6,100	6,100
Mortgage-backed debt related to Non-Residual Trusts	—	—	757,286	757,286
HMBS related obligations	—	—	5,874,552	5,874,552

Total liabilities	$—	$1,102	$6,656,084	$6,657,186

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012. There were no reverse loans held for sale at December 31, 2013.

The following assets and liabilities are measured on the consolidated financial statements at fair value on a recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation. The following tables provide a reconciliation of the beginning and ending balances of these assets and liabilities (in thousands):

	For the Year Ended December 31, 2013
	Fair Value January 1, 2013	Acquisition of ResCap Net Assets	Total Gains (Losses) Included in Net Income	Purchases	Sales	Issuances	Settlements	Transfers out	Fair Value December 31, 2013
Assets
Reverse loans(1)	$6,047,108	$—	$112,772	$2,080,857	$(76,441)	$981,390	$(407,183)	$—	$8,738,503
Forward loans related to Non-Residual Trusts	646,498	—	64,848	—	—	—	(124,081)	—	587,265
Receivables related to Non-Residual Trusts	53,975	—	4,374	—	—	—	(14,804)	—	43,545
Servicing rights carried at fair value	26,382	242,604	48,058	626,331	—	187,749	—	—	1,131,124
Derivative instruments (IRLCs)	949	—	41,882	—	—	—	—	—	42,831

Total assets	$6,774,912	$242,604	$271,934	$2,707,188	$(76,441)	$1,169,139	$(546,068)	$—	$10,543,268

Liabilities
Derivative instruments (IRLCs)	$—	$—	$(3,755)	$—	$—	$—	$—	$—	$(3,755)
Mandatory repurchase obligation	(9,999)	—	181	—	—	—	1,636	—	(8,182)
Professional fees liability related to certain securitizations	(8,147)	—	(817)	—	—	—	2,357	—	(6,607)
Contingent earn-out payments	(6,100)	—	(4,800)	—	—	—	5,000	5,900	—
Mortgage-backed debt related to Non-Residual Trusts	(757,286)	—	(57,678)	—	—	—	130,186	—	(684,778)
HMBS related obligations	(5,874,552)	—	12,302	—	—	(3,203,959)	413,463	—	(8,652,746)

Total liabilities	$(6,656,084)	$—	$(54,567)	$—	$—	$(3,203,959)	$552,642	5,900	$(9,356,068)

(1)	Includes $28.5 million in reverse loans held for sale at January 1, 2013. There were no reverse loans held for sale at December 31, 2013.

	For the Year Ended December 31, 2012
	Fair Value January 1, 2012	Acquisition of RMS	Acquisition of S1L	Total Gains (Losses) Included in Net Loss	Purchases	Issuances	Settlements	Fair Value December 31, 2012
Assets
Reverse loans(1)	$—	$5,331,989	$88,929	$65,030	$565,171	$29,143	$(33,154)	$6,047,108
Residential loans related to Non-Residual Trusts	672,714	—	—	107,493	—	—	(133,709)	646,498
Receivables related to Non-Residual Trusts	81,782	—	—	(11,711)	—	—	(16,096)	53,975
Derivative instruments (IRLCs)	—	—	—	949	—	—	—	949

Total assets	$754,496	$5,331,989	$88,929	$161,761	$565,171	$29,143	$(182,959)	$6,748,530

Liabilities
Mandatory repurchase obligation	$(11,849)	$—	$—	$(116)	$—	$—	$1,966	$(9,999)
Professional fees liability related to certain securitizations	(9,666)	—	—	(1,091)	—	—	2,610	(8,147)
Contingent earn-out payments	—	—	(6,100)	—	—	—	—	(6,100)
Mortgage-backed debt related to Non-Residual Trusts	(811,245)	—	—	(86,163)	—	—	140,122	(757,286)
HMBS related obligations	—	(5,254,231)	—	(57,751)	—	(596,066)	33,496	(5,874,552)

Total liabilities	$(832,760)	$(5,254,231)	$(6,100)	$(145,121)	$—	$(596,066)	$178,194	$(6,656,084)

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012.

All gains and losses on assets and liabilities measured at fair value on a recurring basis and classified as Level 3 within the fair value hierarchy, with the exception of gains and losses on IRLCs and servicing rights carried at fair value, are recognized in either other net fair value gains or net fair value gains on reverse loans and related HMBS obligations on the consolidated statements of comprehensive income (loss). Gains and losses relating to IRLCs are recorded in net gains on sales of loans and changes in fair value of servicing rights carried at fair value are recorded in net servicing revenue and fees on the consolidated statements of comprehensive income (loss). Total gains and losses included in net income or loss include interest income and interest expense at the stated rate for interest-bearing assets and liabilities, respectively, accretion and amortization, and the impact of changes in valuation inputs and assumptions.

The Company’s valuation committee determines and approves all valuation policies and unobservable inputs used to estimate the fair value of all items measured at fair value on a recurring basis, except for IRLCs and the contingent earn-out payments. The valuation committee consists of certain members of the management team responsible for accounting, treasury, servicing operations, and credit risk. The valuation committee meets on a quarterly basis to review the assets and liabilities that require fair value measurement, including how each asset and liability has actually performed in comparison to the unobservable inputs and the projected performance provided by the Company’s credit risk group. The valuation committee also reviews discount rate assumptions and related available market data. Similar procedures are followed by the Company’s asset liability committee responsible for IRLCs and a sub-set of management responsible for the contingent earn-out payments. These fair values are approved by senior management.

The following is a description of the methods and assumptions used to estimate the fair values of the Company’s assets and liabilities measured at fair value on a recurring basis, as well as the basis for classifying these assets and liabilities as Level 2 or 3 within the fair value hierarchy.

Residential loans at fair value

Reverse loans — These loans are not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the loans. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the loans, including, but not limited to, assumptions for repayment, mortality, and discount rates. Collateral performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for these assets is primarily based on an assessment of current market yields on newly originated HECMs, expected duration of the asset, and current market interest rates. Weighted-average remaining life in years, conditional repayment rate, and discount rate are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Residential loans related to Non-Residual Trusts — These loans are not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the loans. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the loans including, but not limited to, assumptions for prepayment, default, loss severity, and discount rates. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. Collateral performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for these assets is primarily based on the collateral and credit risk characteristics of these loans, combined with an assessment of market interest rates. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Forward loans held for sale — These loans are valued using a market approach by utilizing observable forward to-be-announced prices of mortgage-backed securities. The Company classifies these loans as Level 2 within the fair value hierarchy.

Receivables related to Non-Residual Trusts — The Company estimates the fair value of these receivables using Level 3 unobservable market inputs at the net present value of expected cash flows from the LOCs to be used to pay debt holders over the remaining life of the securitization trusts. The estimate of the cash to be collected from the LOCs is based on expected shortfalls of cash flows from the loans in the securitization trusts, compared to the required debt payments of the securitization trusts. The cash flows from the loans, and thus the cash to be provided by the LOCs, is determined by analyzing the credit assumptions for the underlying collateral in each of the securitizations. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. The discount rate assumption for these assets is based on the risk-free market rate given the credit risk characteristics of the collateral supporting the LOCs. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Receivables related to Non-Residual Trusts are recorded in receivables, net on the consolidated balance sheets.

Servicing rights carried at fair value — The Company accounts for servicing rights associated with the risk-managed loan class at fair value. The Company uses the assistance of a third party valuation specialist to develop the discounted cash flow model used to estimate the fair value of its servicing rights. The model utilizes several sensitive assumptions which are reviewed and approved by the Company, the most sensitive of which are assumptions for mortgage prepayment or repayment speeds, default rates and discount rates. The Company believes these sensitive assumptions reflect those that a market participant would use in determining fair value. These assumptions are generated and applied based on collateral stratifications including product type, remittance type, geography, delinquency, and coupon dispersion. These assumptions require the use of judgment and can have a significant impact on the determination of the servicing rights’ fair value. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The Company classifies these servicing rights within Level 3 of the fair value hierarchy accordingly.

Derivative instruments — Fair values of IRLCs are derived by using both valuation models incorporating current market information or through observation of market pricing for instruments with similar characteristics and by estimating the fair value of the servicing rights expected to be recorded at sale of the loan and are adjusted for anticipated loan funding probability or fallout. Both the fair value of servicing rights expected to be recorded at the date of sale of the loan and anticipated loan funding probability are significant unobservable inputs. IRLCs are classified as Level 3. The loan funding probability ratio represents the aggregate likelihood that loans currently in a lock position will ultimately close, which is largely dependent on the loan processing stage that a loan is currently in and changes in interest rates from the time of the rate lock through the time a loan is closed. IRLCs have positive fair value at inception and change in value as interest rates and loan funding probability change. Significant changes in loan funding probability and the servicing rights component of IRLCs, in isolation, could result in a significant change to the fair value measurement. Rising interest rates have a positive effect on the fair value of the servicing rights component of the IRLC fair value and increase the loan funding probability. An increase in loan funding probability (i.e., higher aggregate likelihood of loans estimated to close) will result in the fair value of the IRLC to increase if in a gain position, or decrease, to a lower loss, if in a loss position.

The fair value of forward sales commitments and MBS purchase commitments is determined based on observed market pricing for similar instruments; therefore, these contracts are classified as Level 2. Counterparty credit risk is taken into account when determining fair value, although its impact is diminished by daily margin posting on all forward sales and purchase derivatives.

Derivative instruments are included in either other assets or payables and accrued liabilities on the consolidated balance sheets. Refer to Note 7 for additional information on derivative financial instruments.

Mandatory repurchase obligation — This contingent liability relates to a mandatory obligation for the Company to repurchase loans from an investor when the loans become 90 days delinquent. The Company estimates the fair value of this obligation based on the expected net present value of expected future cash flows using Level 3 assumptions that it believes a market participant would consider in valuing the liability including, but not limited to, assumptions for prepayment, default, and loss severity rates applicable to the historical and projected performance of the underlying loans. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. Collateral performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for this liability is primarily based on collateral characteristics combined with an assessment of market interest rates. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The mandatory repurchase obligation is included in payables and accrued liabilities on the consolidated balance sheets.

Professional fees liability related to certain securitizations — This contingent liability primarily relates to payments for surety and broker fees that the Company will be required to make over the remaining life of certain consolidated and unconsolidated securitization trusts. The Company estimates the fair value of this liability using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of the expected cash flows of the professional fees required to be paid related to the securitization trusts. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing these liabilities including, but not limited to, estimates of collateral prepayment, default and discount rates. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. Collateral performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for this liability is primarily based on collateral characteristics combined with an assessment of market interest rates. Conditional prepayment rate and conditional default rate are considered to be the most significant unobservable inputs. A significant increase (decreases) to this input could result in a significantly lower (higher) fair value measurement. The professional fees liability related to certain securitizations is included in payables and accrued liabilities on the consolidated balance sheets.

Contingent earn-out payments — The estimated fair value of this contingent liability at December 31, 2012 is based on the average earn-out payment under multiple outcomes as determined by a Monte-Carlo simulation, discounted to present value using credit-adjusted discount rates. The average payment outcomes calculated by the Monte-Carlo simulation were derived utilizing Level 3 unobservable inputs, the most significant of which include the assumptions for forecasted financial performance of S1L and financial performance volatility. At June 30, 2013, the Company revised its estimate of the fair value of the contingent earn-out payments to $10.9 million, the maximum earn-out, based on S1L’s performance during the six months ended June 30, 2013. Other than the payment of $5.0 million made to the prior owners of S1L during the year ended December 31, 2013, no subsequent adjustments to this liability were made and the final amount to be paid was fixed and determinable at December 31, 2013. Therefore the liability was transferred out of Level 3 and is classified as Level 1 at December 31, 2013. The remaining liability recorded at December 31, 2013 was paid in February 2014. Contingent earn-out payments are included in payables and accrued liabilities on the consolidated balance sheets.

Mortgage-backed debt related to Non-Residual Trusts — This debt is not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value of the debt is based on the net present value of the projected principal and interest payments owed for the remaining life of the securitization trusts. The Company’s valuation considers assumptions and estimates for principal and interest payments on the debt. An analysis of the credit assumptions for the underlying collateral in each of the securitization trusts is performed to determine the required payments to debt holders. The assumptions that the Company believes a market participant would consider in valuing the debt include, but are not limited to, prepayment, default, loss severity, and discount rates, as well as the balance of LOCs provided as credit enhancement. The Company reassesses and periodically adjusts the underlying inputs and assumptions used in the valuation for recent historical experience, as well as for current and expected relevant market conditions. Credit performance assumptions are primarily based on analyses of historical and projected performance trends, as well as the Company’s assessment of current and future economic conditions. The discount rate assumption for this debt is primarily based on credit characteristics combined with an assessment of market interest rates. Conditional prepayment rate, conditional default rate, and loss severity are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

HMBS related obligations — The Company recognizes the proceeds from the sale of HMBS as a secured borrowing, which is accounted for at fair value. This liability is not traded in an active, open market with readily observable prices. Accordingly, the Company estimates fair value using Level 3 unobservable market inputs. The estimated fair value is based on the net present value of projected cash flows over the estimated life of the liability. The Company’s valuation considers assumptions that it believes a market participant would consider in valuing the liability including, but not limited to, assumptions for repayments, discount rate, and borrower mortality rates for reverse loans. The discount rate assumption for these liabilities is based on an assessment of current market yields for newly issued HMBS, expected duration, and current market interest rates. The yield on seasoned HMBS is adjusted based on the duration of each HMBS and assuming a constant spread to the swap curve. Weighted-average remaining life in years, conditional repayment rate, and discount rate are considered to be the most significant unobservable inputs. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The Company utilizes a discounted cash flow method in the fair value measurement of all Level 3 assets and liabilities included on the consolidated financial statements at fair value on a recurring basis, with the exception of IRLCs for which the Company utilizes a market approach. The following table presents the significant unobservable inputs used in the fair value measurement of these assets and liabilities at December 31, 2013.

	Significant Unobservable Input	Range of Input(1)	Weighted Average of Input(1)
Assets
Reverse loans	Weighted-average remaining life in years	2.0 - 12.9	4.4
	Conditional repayment rate	10.67%- 36.61%	20.70%
	Discount rate	1.79% - 5.30%	2.98%
Forward loans related to Non-Residual Trusts	Conditional prepayment rate	2.20% - 3.78%	2.99%
	Conditional default rate	1.81% - 3.60%	2.90%
	Loss severity	75.90% - 96.67%	88.09%
Receivables related to Non-Residual Trusts	Conditional prepayment rate	1.93% - 3.11%	2.66%
	Conditional default rate	1.98% - 3.85%	3.16%
	Loss severity	72.94% - 94.16%	85.25%
Servicing rights carried at fair value	Weighted-average remaining life in years	6.0 - 10.8	6.8
	Discount rate	8.87% - 18.11%	9.76%
	Conditional prepayment rate	3.85% - 8.08%	7.06%
	Conditional default rate	0.50% - 3.74%	2.90%
Interest rate lock commitments	Loan funding probability	11.99% - 100%	78.23%
	Fair value of servicing rights	1.64 - 5.60	4.21

Liabilities
Mandatory repurchase obligation	Conditional prepayment rate	4.19%	4.19%
	Conditional default rate	2.75%	2.75%
	Loss severity	72.28%	72.28%
Professional fees liability related to certain securitizations	Conditional prepayment rate	1.93% - 3.79%	2.74%
	Conditional default rate	1.98% - 4.57%	3.20%
Mortgage-backed debt related to Non-Residual Trusts	Conditional prepayment rate	1.93% - 3.11%	2.66%
	Conditional default rate	1.98% - 3.85%	3.16%
	Loss severity	72.94% - 94.16%	85.25%
HMBS related obligations	Weighted-average remaining life in years	1.9 - 7.8	4.1
	Conditional repayment rate	10.22% -38.67%	20.31%
	Discount rate	1.38% - 4.01%	2.36%
Interest rate lock commitments	Loan funding probability	46.50% - 100%	82.67%
	Fair value of servicing rights	1.89 - 5.30	4.52

(1)	With the exception of loss severity and fair value of servicing rights embedded in IRLCs, all significant unobservable inputs above are based on the related unpaid principal balance of the underlying collateral, or in the case of HMBS related obligations, the balance outstanding. Loss severity is based on projected liquidations. Fair value of servicing rights embedded in IRLCs represents a multiple of the annual servicing fee.

Items Measured at Fair Value on a Non-Recurring Basis

Real estate owned, net is included on the consolidated financial statements within other assets and is measured at fair value on a non-recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation (in thousands):

	December 31,
	2013	2012
Real estate owned, net	$73,573	$64,959

The following table presents the significant unobservable input used in the fair value measurement of real estate owned, net at December 31, 2013 measured on the consolidated financial statements at fair value on a non-recurring basis:

	Significant Unobservable Input	Range	Weighted Average
Real estate owned, net	Loss severity	0.00% - 88.68%	9.48%

At the time a residential loan becomes real estate owned, the Company records the property at the lower of its carrying amount or estimated fair value less estimated costs to sell. Upon foreclosure and through liquidation, the Company evaluates the property’s fair value as compared to its carrying amount and records a valuation adjustment, which is recorded in other expenses, net on the consolidated statements of comprehensive income (loss), when the carrying amount exceeds fair value. The Company held real estate owned, net of $45.3 million, $27.0 million and $1.3 million in the Loans and Residuals, Reverse Mortgage, and Other segments, respectively, at December 31, 2013. The Company held real estate owned, net of $49.1 million, $13.9 million and $2.0 million in the Loans and Residuals, Reverse Mortgage, and Other segments, respectively, at December 31, 2012. These real estate owned properties are generally located in rural areas and are primarily concentrated in Texas, Mississippi, Alabama, Florida, Georgia, and Illinois. In determining fair value, the Company’s accounting department either obtains appraisals or performs a review of historical severity rates of real estate owned previously sold by the Company. When utilizing historical severity rates, the properties are stratified by collateral type and/or geographical concentration and length of time held by the Company. The severity rates are reviewed for reasonableness by comparison to third-party market trends and fair value is determined by applying severity rates to the stratified population. Management approves valuations that have been determined using the historical severity rate method.

Included in other expenses, net are lower of cost or fair value adjustments of $0.8 million, $2.7 million and $5.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Fair Value of Other Financial Instruments

The following table presents the carrying amounts and estimated fair values of financial assets and liabilities that are not recorded at fair value on a recurring or non-recurring basis and their respective levels within the fair value hierarchy (in thousands):

	December 31, 2013			December 31, 2012
	Carrying Amount	Estimated Fair Value	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets
Cash and cash equivalents	$491,885	$491,885	Level 1	$442,054	$442,054
Restricted cash and cash equivalents	804,803	804,803	Level 1	653,338	653,338
Residential loans at amortized cost, net	1,394,871	1,341,376	Level 3	1,490,321	1,436,592
Receivables, net:
Insurance premium receivables	103,149	97,902	Level 3	107,824	101,238
Other	172,501	172,501	Level 1	97,210	97,210
Servicer and protective advances, net	1,381,434	1,332,315	Level 3	173,047	160,632
Financial liabilities
Payables and accrued liabilities:
Payables to insurance carriers	69,489	68,470	Level 3	51,377	50,614
Other	398,079	398,079	Level 1	183,885	183,885
Servicer payables	735,225	735,225	Level 1	587,929	587,929
Servicing advance liabilities(1)	970,884	971,286	Level 3	99,508	99,915
Debt(1)	3,314,081	3,408,272	Level 2	1,115,804	1,165,811
Mortgage-backed debt carried at amortized cost(1)	1,189,536	1,192,510	Level 3	1,298,999	1,300,979

(1)	The carrying amounts of servicing advance liabilities, debt, and mortgage-backed debt carried at amortized cost are net of deferred issuance costs.

The following is a description of the methods and significant assumptions used in estimating the fair value of the Company’s financial instruments that are not measured at fair value on a recurring or non-recurring basis.

Cash and cash equivalents, restricted cash and cash equivalents, other receivables, other payables and accrued liabilities, and servicer payables — The estimated fair values of these financial instruments approximates their carrying amounts due to their highly-liquid or short-term nature.

Residential loans carried at amortized cost — The methods and assumptions used to estimate the fair value of residential loans carried at amortized cost are the same as those described for residential loans related to Non-Residual Trusts carried at fair value on a recurring basis.

Insurance premium receivables — The estimated fair value of these receivables is based on the net present value of the expected cash flows. The determination of fair value includes assumptions related to the underlying collateral serviced by the Company, such as delinquency and default rates, as the insurance premiums are collected as part of the customers’ loan payments or from the related trusts.

Servicer and protective advances, net — The estimated fair value of these advances is based on the net present value of expected cash flows. The determination of expected cash flows includes consideration of recoverability clauses in the Company’s servicing agreements, as well as assumptions related to the underlying collateral when proceeds may be used to recover these receivables.

Payables to insurance carriers — The estimated fair value of these liabilities is based on the net present value of the expected carrier payments over the life of the payables.

Servicing advance liabilities — The estimated fair value of these liabilities is based on the net present value of projected cash flows over the expected life of the liabilities at estimated market rates.

Debt — The Company’s term loan, convertible debt, and senior notes are not traded in an active, open market with readily observable prices. The estimated fair value of this debt is based on an average of broker quotes. The estimated fair values of the Company’s other debt, including master repurchase agreements, approximates their carrying amounts due to their highly-liquid or short-term nature.

Mortgage-backed debt carried at amortized cost — The methods and assumptions used to estimate the fair value of mortgage-backed debt carried at amortized cost are the same as those described for mortgage-backed debt related to Non-Residual Trusts carried at fair value on a recurring basis.

Fair Value Option

Other than forward loans held for sale, all of which the Company has elected to measure at fair value, the Company does not have a fair value election policy, but rather makes the election on an instrument-by-instrument basis as assets and liabilities are acquired or incurred, other than for those assets and liabilities which are required to be recorded and subsequently measured at fair value. The Company elected the fair value option for certain financial instruments, including residential loans, receivables and mortgage-backed debt related to the Non-Residual Trusts, forward loans held for sale, and reverse loans and HMBS related obligations. The fair value option was elected for these assets and liabilities as the Company believes fair value best reflects the expected future economic performance of these assets and liabilities. The yields on residential loans of the Non-Residual Trusts and reverse loans along with any changes in fair values are recorded in either other net fair value gains or net fair value gains on reverse loans and related HMBS obligations on the consolidated statements of comprehensive income (loss). The yield on forward loans held for sale along with any changes in fair value are recorded in net gains on sales of loans on the consolidated statements of comprehensive income (loss). The yield on the loans includes recognition of interest income based on the stated interest rates of the loans that is expected to be collected as well as accretion of fair value adjustments.

Presented in the table below is the estimated fair value and unpaid principal balance of loans, receivables and debt instruments for which the Company has elected the fair value option (in thousands):

	December 31, 2013		December 31, 2012
	Estimated Fair Value	Unpaid Principal Balance	Estimated Fair Value	Unpaid Principal Balance
Loans and receivables at fair value under the fair value option
Reverse loans(1)(2)	$8,738,503	$8,135,927	$6,047,108	$5,400,876
Forward loans related to Non-Residual Trusts	587,265	727,110	646,498	814,481
Forward loans held for sale(2)	1,015,607	976,774	16,605	16,325
Receivables related to Non-Residual Trusts(3)	43,545	43,988	53,975	54,604

Total	$10,384,920	$9,883,799	$6,764,186	$6,286,286

Debt instruments at fair value under the fair value option
Mortgage-backed debt related to Non-Residual Trusts	$684,778	$735,379	$757,286	$825,200
HMBS related obligations(3)	8,652,746	7,959,711	5,874,552	5,169,135

Total	$9,337,524	$8,695,090	$6,631,838	$5,994,335

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012. There were no reverse loans held for sale at December 31, 2013.
(2)	Includes loans that collateralize master repurchase agreements. Refer to Note 18 for further information.
(3)	For the receivables related to Non-Residual Trusts, the unpaid principal balance represents the notional amount of expected draws under the LOCs. For the HMBS related obligations, the unpaid principal balance represents the balance outstanding.

Included in forward loans related to Non-Residual Trusts accounted for under the fair value option are loans that are 90 days or more past due that have a fair value of $1.7 million and $1.9 million, and an unpaid principal balance of $9.4 million and $10.0 million, at December 31, 2013 and 2012, respectively.

Included in other net fair value gains and net fair value gains on reverse loans and related HMBS obligations are fair value gains and losses from instrument-specific credit risk that include changes in fair value due to changes in assumptions related to prepayments, defaults, and severity. The Company recorded fair value gains (losses) from changes in instrument-specific credit risk for forward loans related to Non-Residual Trusts, reverse loans, and receivables related to Non-Residual Trusts of $(4.3) million, $(15.4) million and $2.9 million for the year ended December 31, 2013, respectively. The Company recorded fair value gains (losses) from changes in instrument-specific credit risk for forward loans related to Non-Residual Trusts, reverse loans, and receivables related to Non-Residual Trusts of $17.8 million, $(1.4) million and $(12.0) million for the year ended December 31, 2012, respectively. Due to the short holding period of forward loans held for sale, related fair value gains and losses from instrument-specific credit risk are immaterial.

Net Gains on Sales of Loans

Provided in the table below is a summary of the components of net gains on sales of loans (in thousands):

	For the Years Ended December 31,
	2013	2012
Realized gains on sales of loans	$218,504	$537
Change in unrealized gains on loans held for sale	24,771	266
Net fair value gains on derivatives	144,357	(153)
Capitalized servicing rights	187,749	—
Provision for repurchases	(9,067)	(18)
Interest income	32,625	16
Other	35	—

Net gains on sales of loans	$598,974	$648

Net Fair Value Gains on Reverse Loans and Related HMBS Obligations

Provided in the table below is a summary of the components of net fair value gains on reverse loans and related HMBS obligations (in thousands):

	For the Years Ended December 31,
	2013	2012
Net fair value gains (losses) on reverse loans and related HMBS obligations
Interest income on reverse loans	$347,497	$44,314
Change in fair value of reverse loans	(239,417)	20,716

Net fair value gains on reverse loans	108,080	65,030

Interest expense on HMBS related obligations	(321,820)	(41,114)
Change in fair value of HMBS related obligations	334,122	(16,637)

Net fair value gains (losses) on HMBS related obligations	12,302	(57,751)

Net fair value gains on reverse loans and related HMBS obligations	$120,382	$7,279

Other Net Fair Value Gains

Provided in the table below is a summary of the components of other net fair value gains (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Other net fair value gains (losses)
Assets of Non-Residual Trusts	$69,222	$95,782	$21,261
Liabilities of Non-Residual Trusts	(57,678)	(86,163)	(22,197)
Mandatory repurchase obligation	181	(116)	981
Professional fees liability related to certain securitizations	(817)	(1,091)	(607)
Contingent earn-out payments	(4,800)	—	2,096
Other	(47)	(1,191)	(490)

Other net fair value gains	$6,061	$7,221	$1,044